ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

(3) ACQUISITIONS

During 2010, the Group completed the acquisitions of the hotel reservation businesses of two PRC-based online travel agencies Beijing Yuanfang Wangjing Information Consulting Co., Ltd. and Shanxi Sunny China Network Co., Ltd. and two train travel information sites (collectively, “Target Companies”). The Group did not acquire any equity interests in the Target Companies. A portion of these purchase prices comprised contingent purchase consideration balances of RMB3,809,579 and nil, which was recognized in “accrued expenses and other current liabilities” as at December 31, 2010 and 2011, respectively. The remainder of the purchase prices were contingent on the financial performance of Yuanfang for a one-year period, the continued employment with the Group of certain former Sunny China employees for a one-year period, and the business performance of one of the train travel information sites for a three-month period after their respective acquisition dates. The following table summarizes the allocation of the purchase prices for all acquisitions made for the year ended December 31, 2010. The Group did not complete any acquisitions in 2011.

	December 31,
	2010	2011
Intangible assets with indefinite lives	3,600,000	—
Intangible assets with definite lives	2,148,000	—
Goodwill	29,110,764	—

Total	34,858,764	—

The results of operations of the acquired businesses of the Target Companies were not significant and have been included in the consolidated statement of operations since their acquisition dates.